Annual Fund Operating Expenses - Retail Class - Transamerica Event Driven	Mar. 01, 2021
A
Operating Expenses:
Management fees	1.20%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%	[1]
Dividend and interest expenses on securities sold short	0.06%	[2]
All other expenses	0.17%
Total annual fund operating expenses	1.68%
Fee waiver and/or expense reimbursement	0.08%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.60%
I
Operating Expenses:
Management fees	1.20%
Distribution and service (12b-1) fees	none
Other expenses	0.34%
Dividend and interest expenses on securities sold short	0.06%	[2]
All other expenses	0.28%
Total annual fund operating expenses	1.54%
Fee waiver and/or expense reimbursement	0.13%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.41%

[1]	Other expenses are based on estimates for the current fiscal year.
[2]	When a cash dividend is declared on a stock the fund has sold short, the fund is required to pay an amount equal to that dividend to the party from which the fund borrowed the stock and to record the payment of the dividend as an expense. In connection with its short sales, the fund may also incur interest expense and/or other borrowing costs.
[3]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.60% for Class A shares and 1.35% for Class I shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.